Average Annual Total Returns - PRUDENTIAL DAY ONE 2050 FUND	Sep. 29, 2020
Prudential Day One 2050 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	24.95%
Since Inception	12.15%	[1]
S&P Target Date 2050 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	24.35%
Since Inception	11.63%	[1]
Class R1
Average Annual Return:
1 Year	23.20%
Since Inception	9.62%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	23.45%
Since Inception	9.86%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	23.70%
Since Inception	10.04%
Inception Date	Dec. 13, 2016
Class R4
Average Annual Return:
1 Year	23.82%
Since Inception	10.09%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	23.89%
Since Inception	10.26%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	24.11%
Since Inception	10.47%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	22.57%
Since Inception	9.19%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.02%
Since Inception	7.82%
Inception Date	Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.